Market Rate Risk	12 Months Ended
Dec. 31, 2014
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Market Rate Risk

15. MARKET RATE RISK

On August 11, 2015, the PBOC has cut the RMB’s reference rate by 1.9 percent, sparking the sharpest fall in the currency since the dollar peg ended a decade ago. The move by the PBOC comes amid growing signs of a deepening slowdown in the mainland economy. The PBOC said that the reference rate move was a one-time adjustment, and it will strengthen the market’s role in the fixing of the rate and promote the convergence of the onshore and offshore rates. The PBOC also said it will keep the currency stable at a reasonable level.